Income tax (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current and deferred portions of income tax expense
Current income tax expenses		(125,365)	(48,357)	(12,516)
Deferred income tax benefits	5,850	35,414	19,316	11,173
Income tax expense for the year	$ (14,859)	(89,951)	(29,041)	(1,343)